Write-Downs of Long-Lived Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	¥ 21,053	¥ 20,246	¥ 20,310
Write-downs of long-lived assets	19,117	15,167	17,400
Office Building
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	923	605	2,464
Number of impaired assets	2	3	7
Office Building Held for Sale
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	1,055	1,055
Number of impaired assets	14	17
Condominiums Held for Sale
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	1,142	1,108	1,353
Number of impaired assets	13	25	26
Condominiums
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	3,853	269	2,758
Number of impaired assets	4	5	18
Commercial Facilities Other Than Office
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	1,582		5,284
Number of impaired assets	2		12
Buildings
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	442	385
Number of impaired assets	4	7
Land Undeveloped Or Under Construction Held for Sale
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	608	2,220
Land Undeveloped Or Under Construction
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	6,818	6,983
Property, Plant and Equipment, Other Types
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	¥ 4,630	¥ 7,621	¥ 8,451